Net financial loss	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Net financial loss	Net financial loss
Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Interests and gains on financial assets	1,582	1,620	564
Unrealized gains on financials assets	—	4,063	313
Foreign exchange gains	4,068	5,568	3,978
Other financial income	352	18	—
Financial income	6,002	11,269	4,855
Foreign exchange losses	(3,851)	(4,772)	(5,557)
Unrealized losses on financial assets	(3,942)	—	(865)
Interest on financial liabilities	(102)	(204)	(341)
Other financial expenses	(534)	(1)	—
Financial expenses	(8,429)	(4,976)	(6,763)
Net financial income (loss)	(2,427)	6,293	(1,908)
For the financial years ended December 31, 2019 and 2020, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.